UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM 12b-25


                           NOTIFICATION OF LATE FILING


(CHECK ONE):  [ ]  Form 10-K   [ ]  Form  20-F   [ ]  From 11-K   [ ]  10-Q
              [ ]  Form N-SAR  [X]  Form N-CSR

                  For Period Ended:  June 30, 2004

                  [ ]      Transition Report on Form 10-K
                  [ ]      Transition Report on Form 20-F
                  [ ]      Transition Report on Form 11-K
                  [ ]      Transition Report on Form 10-Q
                  [ ]      Transition Report on form N-SAR

         For the Transition Period Ended:
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  READ INSTRUCTION (ON BACK PAGE) BEFORE PREPARING FORM. PLEASE PRINT OR TYPE.
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NOTHING IN THIS FORM SHALL BE CONSTRUED TO IMPLY THAT THE COMMISSION HAS
VERIFIED ANY INFORMATION CONTAINED HEREIN.
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If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:
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PART I - REGISTRANT INFORMATION
IPC Funds
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Full Name of Registrant

WWW Funds, WWW Internet Fund, WWW Trust
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Former Name if Applicable

131 Prosperous Place, Suite 17
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Address of Principal Executive Office (STREET AND NUMBER)

Lexington, KY  40509
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City, State and Zip Code

PART II - RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (check box if appropriate)

          (a)  The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense
   [X]    (b)  The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, For N-SAR or Form N-CSR, or



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               portion thereof, will be filed on or before the fifteenth
               calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

          (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III - NARRATIVE

State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

         Due to unforeseen circumstances, the Trust was unable to obtain the necessary signatures for the filing.


PART IV - OTHER INFORMATION

          (1) Name and telephone number of person to contact in regard to this notification

               Karen M. McLaughlin        (513)  651-6199

          (2) Have all other periodic reports required under Section 13 of 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s). Yes [X] No [ ]


          (3) Is it anticipated that any significant change in results of operations form the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? Yes [ ] No [X]

         If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.
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                                    IPC FUNDS

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.



Date     9/10/04                      By /s/  Jim Greene
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